Risk management - Non derivative hedging instrument (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Risk management
Designation of new hedges	$ 1,925
Cash flow hedging
Risk management
Opening balance	5,572	$ 4,972
Reassignment of hedging instruments	227	1,879
Realized exports	(227)	(1,879)
Designation of new hedges	693	600
Closing balance	$ 6,265	$ 5,572